Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

The unaudited interim condensed financial statements have been prepared in accordance with U.S. GAAP for interim financial information and accordingly do not include all information and disclosures as required by U.S. GAAP for complete financial statements. The year-end unaudited interim condensed balance sheet was derived from audited financial statements but does not include all disclosures required by U.S. GAAP. These unaudited interim condensed financial statements should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022, and any public announcements made by the Company during the interim reporting period.

In the opinion of management, these unaudited interim condensed financial statements reflect all adjustments necessary, which are of a normal recurring nature, to fairly state the balance sheets, statements of operating and comprehensive loss, changes in equity and cash flows for the interim reporting periods presented.

Use of Estimates

Use of Estimates

The preparation of the unaudited interim condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the interim reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these financial statements, the more significant estimates include the valuation allowance related to the Company’s deferred tax assets.

Property and equipment

Property and equipment

Property and equipment are recorded at cost, net of accumulated depreciation and any accumulated impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives of property and equipment are five years for furniture and fixtures and three years for software.

Upon retirement or sale, the cost of disposed assets and their related accumulated depreciation are removed from the balance sheet. Any resulting net gains or losses on dispositions of property and equipment are included as a component of operating expenses within the Company’s statements of operating and comprehensive loss. Repair and maintenance costs that do not significantly add value to the property and equipment, or prolong its life, are charged to operating expense as incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock-based awards granted based on the fair value on the date of the grant and recognizes compensation expense with respect to those awards over the requisite service period, which is generally the vesting period of the respective award. Generally, the Company issues awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company recognizes forfeitures related to stock-based compensation awards as they occur and reverses any previously recognized compensation cost associated with forfeited awards in the period the forfeiture occurs.

The Company classifies stock-based compensation expense in the accompanying consolidated statements of operating and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.

The fair value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model (“Black-Scholes”). Black-Scholes requires a number of assumptions, of which the most significant are share price, expected volatility, expected option term (the time from the grant date until the options are exercised or expire), risk-free rate and expected dividend rate. The grant date fair value of a common share is determined by the board of directors (the “Board of Directors”) considering, among other factors, the assistance of a valuation specialist and management. The grant date fair value of a common share is determined using the valuation methodologies, which utilize certain assumptions, including probability weighting of events, volatility, time to liquidation, risk-free interest rate and discount for lack of marketability.

Earnings per Share

Earnings per Share

Basic loss per common share is computed by dividing the net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the periods presented. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of warrants with their potential dilutive effect considered using the treasury method. For the six months ended June 30, 2023, 13,297,916 common shares from warrants and 3,242,887 treasury shares were excluded from the computation. For the six months ended June 30, 2022, 9,744,362  shares from warrants and 1,778,592 treasury shares were excluded from the computation.

Treasury Shares	Treasury Shares Treasury shares are purchased at cost and recognized as a deduction from equity. Income or loss from subsequent sales is presented in equity.
Segment Reporting

Segment Reporting

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is on developing therapeutics for the treatment of neurobehavioral and neurocognitive disorders. All of the Company’s tangible assets are held outside the United States of America.

Recently Issued Accounting Standards Not Yet Effective

Recently Issued Accounting Standards Not Yet Effective

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.